CONVERTIBLE LOANS (Details Narrative)			12 Months Ended
	Dec. 07, 2020 SGD ($)	Dec. 10, 2019 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Loans received	$ 250,000	$ 1,500,000		$ 2,310,757	$ 2,323,423	$ 2,537,479	$ 3,401,237
Borrowings, maturity	two years from the date of disbursement on September 18, 2019 was extended from September 17, 2021 to the conversion date on January 18, 2023.	two years from the first disbursement date on January 6, 2020 was extended further to January 5, 2024.
Borrowings, interest rate	5.00%	5.50%				4.73%	4.73%
Fair value loss			$ 1,090,480	(12,666)	573,423
Loan Two [member]
IfrsStatementLineItems [Line Items]
Loans received				346,316	$ 337,832		$ 493,733
Fair value loss			147,417	8,484
Loan One [member]
IfrsStatementLineItems [Line Items]
Loans received				1,964,441			$ 2,907,504
Fair value loss			$ 943,063	$ 21,150